UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2008

1.805819.104

CVS-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 47.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 46.3%
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.8%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 12,000	$ 12,684
3.375% 7/15/16 (f)	12,000	12,795
		25,479
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (f)	8,000	3,680
Six Flags, Inc. 4.5% 5/15/15	27,700	13,573
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	9,990
2.75% 7/15/10	2,800	6,993
		34,236
Media - 1.6%
Charter Communications, Inc. 6.5% 10/1/27	58,654	22,582
Lamar Advertising Co. 2.875% 12/31/10	8,200	8,347
Regal Entertainment Group 6.25% 3/15/11 (f)	10,000	9,633
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	9,475
		50,037
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,098
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (f)	15,750	13,000
United Auto Group, Inc. 3.5% 4/1/26 (f)	10,000	8,925
		24,023
TOTAL CONSUMER DISCRETIONARY		133,775
CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	20,000	22,488
Food & Staples Retailing - 2.4%
Nash-Finch Co. 1.6314% 3/15/35 (d)	72,480	33,777
Rite Aid Corp. 8.5% 5/15/15	9,100	6,446
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	15,262
6.75% 12/15/12	12,000	9,753
The Pantry, Inc. 3% 11/15/12	14,000	10,927
		76,165
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.7%
Smithfield Foods, Inc. 4% 6/30/13	$ 19,000	$ 21,445
TOTAL CONSUMER STAPLES		120,098
ENERGY - 14.0%
Energy Equipment & Services - 3.0%
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	6,000
Grey Wolf, Inc. 2.7413% 4/1/24 (h)	3,880	5,263
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	20,000	16,512
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	5,547
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	8,342
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	8,282
Transocean, Inc.:
Series B, 1.5% 12/15/37	20,000	20,625
Series C, 1.5% 12/15/37	25,000	25,750
		96,321
Oil, Gas & Consumable Fuels - 11.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	5,500	10,778
Chesapeake Energy Corp.:
2.5% 5/15/37	97,000	130,630
2.75% 11/15/35	17,860	24,993
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	6,585
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	6,930
Peabody Energy Corp. 4.75% 12/15/66	92,250	117,812
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	24,500	41,339
St. Mary Land & Exploration Co. 3.5% 4/1/27 (f)	8,000	8,476
		347,543
TOTAL ENERGY		443,864
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	10,000	9,192
Real Estate Investment Trusts - 0.4%
Ventas, Inc. 3.875% 11/15/11 (f)	12,000	13,367
TOTAL FINANCIALS		22,559
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 4.1%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	$ 2,510	$ 4,857
Health Care Equipment & Supplies - 2.1%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,892
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	21,000
3% 5/15/16	10,000	10,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	10,000	9,323
Medtronic, Inc. 1.625% 4/15/13	8,000	8,785
SonoSite, Inc. 3.75% 7/15/14	7,000	7,641
		66,641
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	9,000	6,750
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	5,795
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	8,518
2.5% 10/1/23	7,400	19,101
Nektar Therapeutics 3.25% 9/28/12	9,000	6,264
		39,678
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	9,000	10,997
TOTAL HEALTH CARE		128,923
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 3% 8/15/24	6,400	9,494
Airlines - 0.6%
AirTran Holdings, Inc. 7% 7/1/23	10,000	6,310
UAL Corp.:
4.5% 6/30/21 (f)	10,500	6,069
4.5% 6/30/21	5,000	2,890
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	3,084
		18,353
Commercial Services & Supplies - 0.2%
Waste Connections, Inc. 3.75% 4/1/26	5,000	6,012
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp. 1.5% 2/15/24	$ 6,000	$ 17,265
Quanta Services, Inc. 3.75% 4/30/26 (f)	7,000	10,725
		27,990
Electrical Equipment - 1.6%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	4,466
5.25% 11/1/25	32,596	33,085
General Cable Corp. 1% 10/15/12 (f)	16,000	13,858
		51,409
Machinery - 0.5%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	4,057
2.375% 5/15/26	8,000	5,902
Trinity Industries, Inc. 3.875% 6/1/36	7,000	6,825
		16,784
Marine - 1.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	23,810
Horizon Lines, Inc. 4.25% 8/15/12 (f)	40,000	32,997
		56,807
TOTAL INDUSTRIALS		186,849
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.2%
Finisar Corp. 2.5% 10/15/10	15,760	11,485
JDS Uniphase Corp. 1% 5/15/26 (f)	15,000	11,210
L-3 Communications Corp. 3% 8/1/35	3,000	3,540
Nortel Networks Corp. 2.125% 4/15/14 (f)	10,000	6,181
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,704
		37,120
Computers & Peripherals - 1.1%
EMC Corp. 1.75% 12/1/13 (f)	17,000	19,768
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,080
SanDisk Corp. 1% 5/15/13	13,000	8,644
		36,492
Electronic Equipment & Instruments - 3.1%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	5,798
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 1% 8/1/10	$ 30,580	$ 28,427
Itron, Inc. 2.5% 8/1/26	19,750	33,235
L-1 Identity Solutions, Inc. 3.75% 5/15/27	10,000	9,207
Merix Corp.:
4% 5/15/13 (f)	11,250	5,723
4% 5/15/13	7,600	3,867
Newport Corp. 2.5% 2/15/12 (f)	3,750	2,890
SYNNEX Corp. 4% 5/15/18 (f)	10,000	10,206
		99,353
Internet Software & Services - 0.3%
GSI Commerce, Inc. 2.5% 6/1/27 (f)	10,000	8,506
IT Services - 1.3%
BearingPoint, Inc. 3.1% 12/15/24 (f)	8,000	3,026
CACI International, Inc. 2.125% 5/1/14	6,000	6,496
DST Systems, Inc. Series A:
4.125% 8/15/23 (f)	8,300	11,217
4.125% 8/15/23	16,800	22,704
		43,443
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	49,705	33,737
6% 5/1/15	15,000	8,508
Conexant Systems, Inc. 4% 3/1/26	7,000	5,320
Credence Systems Corp.:
3.5% 5/15/10 (f)	8,000	6,720
3.5% 5/15/10	7,500	6,300
Intel Corp. 2.95% 12/15/35	38,000	37,455
Micron Technology, Inc. 1.875% 6/1/14	10,000	6,234
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	3,750	5,555
2.625% 12/15/26	35,330	39,566
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	12,429
Spansion, Inc. 2.25% 6/15/16 (f)	7,267	2,548
		164,372
Software - 0.8%
Borland Software Corp. 2.75% 2/15/12 (f)	13,000	9,788
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	$ 5,500	$ 4,035
Symantec Corp. 1% 6/15/13 (f)	9,000	11,468
		25,291
TOTAL INFORMATION TECHNOLOGY		414,577
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	6,796
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,143
		12,939
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (g)	8,074	6,459
TOTAL TELECOMMUNICATION SERVICES		19,398
TOTAL CONVERTIBLE BONDS		1,470,043
Nonconvertible Bonds - 0.8%
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
Residential Capital LLC 9.625% 5/15/15 (f)	35,460	11,702
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. 9.125% 12/15/14 pay-in-kind	20,000	15,526
TOTAL NONCONVERTIBLE BONDS		27,228
TOTAL CORPORATE BONDS (Cost $1,509,292)		1,497,271
Common Stocks - 13.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
WABCO Holdings, Inc.	117,866	$ 5,163
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	11,670
Media - 0.1%
Charter Communications, Inc. Class A (a)	3,343,900	3,511
TOTAL CONSUMER DISCRETIONARY		20,344
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. (a)(e)	2,247,569	2,720
ENERGY - 6.4%
Energy Equipment & Services - 3.3%
Halliburton Co.	1,275,022	56,024
National Oilwell Varco, Inc. (a)	641,800	47,320
		103,344
Oil, Gas & Consumable Fuels - 3.1%
EXCO Resources, Inc. (a)	1,315,789	34,842
McMoRan Exploration Co. (a)(e)	975,438	26,678
Sasol Ltd. sponsored ADR	100,000	5,499
Teekay Corp.	895,625	31,848
		98,867
TOTAL ENERGY		202,211
FINANCIALS - 1.3%
Commercial Banks - 0.9%
KeyCorp	1,597,800	19,190
Wachovia Corp.	624,100	9,917
		29,107
Diversified Financial Services - 0.0%
CIT Group, Inc.	136,300	1,405
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.	2,959,042	11,984
TOTAL FINANCIALS		42,496
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Roche Holding AG ADR (f)	320,340	$ 26,844
INDUSTRIALS - 0.2%
Machinery - 0.2%
FreightCar America, Inc.	76,700	2,836
Ingersoll-Rand Co. Ltd. Class A	81,328	3,003
		5,839
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Instruments - 0.1%
L-1 Identity Solutions, Inc. (a)(e)	200,000	3,296
IT Services - 0.0%
Global Cash Access Holdings, Inc. (a)	71,600	429
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	843,200	6,332
EMCORE Corp. (a)(e)	1,129,814	6,994
ON Semiconductor Corp. (a)	2,169,500	20,545
		33,871
TOTAL INFORMATION TECHNOLOGY		37,596
MATERIALS - 2.7%
Chemicals - 2.4%
Celanese Corp. Class A	1,413,500	54,505
Monsanto Co.	200,000	22,850
		77,355
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	141,800	7,868
TOTAL MATERIALS		85,223
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(f)	75,132	3,946
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	194,441	5,752
TOTAL COMMON STOCKS (Cost $352,855)		432,971
Convertible Preferred Stocks - 34.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.4%
Ford Motor Co. Capital Trust II 6.50%	450,000	$ 9,945
General Motors Corp. Series C, 6.25%	3,116,500	34,001
		43,946
Media - 0.2%
Interpublic Group of Companies, Inc. Series B, 5.25% (f)	10,000	8,441
TOTAL CONSUMER DISCRETIONARY		52,387
CONSUMER STAPLES - 2.4%
Food Products - 2.4%
Archer Daniels Midland Co. 6.25%	600,000	21,036
Bunge Ltd.:
4.875%	337,000	37,689
5.125%	22,000	18,489
		77,214
ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Chesapeake Energy Corp.:
4.50%	170,000	20,761
5.00% (f)	149,600	20,443
El Paso Corp. 4.99%	154,990	211,526
Goodrich Petroleum Corp. 5.375%	100,000	8,521
Williams Companies, Inc. 5.50%	35,000	4,961
		266,212
FINANCIALS - 13.2%
Capital Markets - 0.8%
Legg Mason, Inc. 7.00%	151,400	6,447
Lehman Brothers Holdings, Inc. Series P, 7.25%	30,800	20,020
		26,467
Commercial Banks - 5.0%
Huntington Bancshares, Inc. 8.50%	30,000	23,813
KeyCorp Series A, 7.75%	350,000	35,161
Wachovia Corp. 7.50%	121,800	100,010
		158,984
Consumer Finance - 0.5%
SLM Corp. Series C, 7.25%	18,300	15,418
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.9%
Bank of America Corp. Series L, 7.25%	171,385	$ 155,532
CIT Group, Inc. Series C, 8.75%	25,300	1,341
		156,873
Insurance - 1.8%
American International Group, Inc. Series A, 8.50%	1,123,300	55,870
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	322,800	5,367
TOTAL FINANCIALS		418,979
MATERIALS - 8.9%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,893,200	143,532
Metals & Mining - 4.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	35,428
6.75%	786,500	102,379
		137,807
TOTAL MATERIALS		281,339
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. Series A, 5.75%	26,800	8,480
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,088,794)		1,104,611
Floating Rate Loans - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9638% 12/12/14 (h)	$ 7,154	5,723
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 5.3006% 9/6/14 (h)	$ 15,000	$ 11,888
TOTAL FLOATING RATE LOANS (Cost $18,388)		17,611
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	44,492,686	44,493
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	28,154,000	28,154
TOTAL MONEY MARKET FUNDS (Cost $72,647)		72,647
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $3,041,976)		3,125,111
NET OTHER ASSETS - 1.7%		52,850
NET ASSETS - 100%		$ 3,177,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,876,000 or 17.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,459,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 8,141
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,077
Fidelity Securities Lending Cash Central Fund	280
Total	$ 2,357
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,125,111	$ 505,618	$ 2,619,493	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 21,676
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,324
Cost of Purchases	-
Proceeds of Sales	(25,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,036,843,000. Net unrealized appreciation aggregated $88,268,000, of which $451,727,000 related to appreciated investment securities and $363,459,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity-Income II Fund
Equity-Income II
Class K

August 31, 2008

1.805774.104

EII-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. (a)	1,800,000	$ 28,008
Household Durables - 1.9%
Toll Brothers, Inc. (a)	4,600,000	114,448
Whirlpool Corp.	540,000	43,934
		158,382
Media - 2.6%
Interpublic Group of Companies, Inc. (a)	5,900,000	55,460
McGraw-Hill Companies, Inc.	1,000,000	42,840
The Walt Disney Co.	1,200,000	38,820
Time Warner, Inc.	4,500,000	73,665
		210,785
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	840,000	44,058
Big 5 Sporting Goods Corp. (e)	2,000,000	17,960
Home Depot, Inc.	2,200,000	59,664
		121,682
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	1,000,000	28,990
TOTAL CONSUMER DISCRETIONARY		547,847
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	800,000	29,280
Wal-Mart Stores, Inc.	1,300,000	76,791
		106,071
Food Products - 2.1%
General Mills, Inc.	1,000,000	66,180
Hershey Co. (d)	2,800,000	101,052
		167,232
Household Products - 3.3%
Clorox Co. (d)	2,700,000	159,570
Kimberly-Clark Corp.	1,800,000	111,024
		270,594
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	840,000	41,807
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	1,400,000	$ 29,442
TOTAL CONSUMER STAPLES		615,146
ENERGY - 15.1%
Energy Equipment & Services - 4.1%
Halliburton Co.	3,700,000	162,578
National Oilwell Varco, Inc. (a)	900,000	66,357
Schlumberger Ltd. (NY Shares)	600,000	56,532
Smith International, Inc.	760,000	52,972
		338,439
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	580,000	66,340
Chevron Corp.	3,700,000	319,385
ConocoPhillips	2,100,000	173,271
Exxon Mobil Corp.	3,700,000	296,037
Valero Energy Corp.	1,100,000	38,236
		893,269
TOTAL ENERGY		1,231,708
FINANCIALS - 25.9%
Capital Markets - 8.1%
Franklin Resources, Inc.	2,900,000	303,050
Goldman Sachs Group, Inc.	140,000	22,956
Morgan Stanley	2,000,000	81,660
Northern Trust Corp.	500,000	40,195
State Street Corp.	2,100,000	142,107
T. Rowe Price Group, Inc.	1,100,000	65,296
		655,264
Commercial Banks - 5.6%
PNC Financial Services Group, Inc.	1,400,000	100,730
U.S. Bancorp, Delaware	2,100,000	66,906
Wachovia Corp. (d)	12,000,000	190,680
Wells Fargo & Co.	3,300,000	99,891
		458,207
Diversified Financial Services - 6.7%
Bank of America Corp.	8,500,000	264,690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	6,400,000	$ 121,536
JPMorgan Chase & Co.	4,000,000	153,960
		540,186
Insurance - 4.6%
AFLAC, Inc.	680,000	38,556
American International Group, Inc.	3,900,000	83,811
Hartford Financial Services Group, Inc.	620,000	39,110
Marsh & McLennan Companies, Inc.	2,700,000	86,211
MetLife, Inc.	1,500,000	81,300
Prudential Financial, Inc.	600,000	44,226
		373,214
Real Estate Investment Trusts - 0.5%
General Growth Properties, Inc.	1,600,000	41,488
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)(d)	2,600,000	33,982
TOTAL FINANCIALS		2,102,341
HEALTH CARE - 10.2%
Biotechnology - 0.6%
Amgen, Inc. (a)	840,000	52,794
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	1,300,000	88,088
Becton, Dickinson & Co.	560,000	48,933
Covidien Ltd.	3,500,000	189,245
Medtronic, Inc.	1,200,000	65,520
		391,786
Health Care Providers & Services - 0.6%
Medco Health Solutions, Inc. (a)	960,000	44,976
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	1,800,000	38,412
Johnson & Johnson	2,100,000	147,903
Merck & Co., Inc.	1,900,000	67,773
Pfizer, Inc.	1,400,000	26,754
Wyeth	1,400,000	60,592
		341,434
TOTAL HEALTH CARE		830,990
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.6%
General Dynamics Corp.	420,000	$ 38,766
Honeywell International, Inc.	1,000,000	50,170
Lockheed Martin Corp.	380,000	44,247
Raytheon Co.	720,000	43,193
The Boeing Co.	540,000	35,402
United Technologies Corp.	1,200,000	78,708
		290,486
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. Class B	2,200,000	141,064
Airlines - 0.5%
AMR Corp. (a)	3,600,000	37,188
Construction & Engineering - 0.9%
KBR, Inc.	1,800,000	44,190
URS Corp. (a)	646,082	30,986
		75,176
Electrical Equipment - 1.0%
Emerson Electric Co.	900,000	42,120
Roper Industries, Inc.	680,000	40,174
		82,294
Industrial Conglomerates - 1.7%
3M Co. (d)	860,000	61,576
General Electric Co.	2,800,000	78,680
		140,256
Machinery - 3.0%
Caterpillar, Inc.	940,000	66,486
Deere & Co.	300,000	21,171
Eaton Corp.	1,500,000	109,770
Illinois Tool Works, Inc.	1,000,000	49,610
		247,037
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	1,400,000	150,360
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	440,000	22,849
TOTAL INDUSTRIALS		1,186,710
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	2,000,000	48,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	1,400,000	$ 65,688
International Business Machines Corp.	780,000	94,949
		160,637
Electronic Equipment & Instruments - 1.1%
Avnet, Inc. (a)	1,300,000	38,155
Tyco Electronics Ltd.	1,700,000	55,947
		94,102
Internet Software & Services - 0.7%
eBay, Inc. (a)	2,400,000	59,832
IT Services - 0.8%
Accenture Ltd. Class A	800,000	33,088
Visa, Inc.	379,100	28,774
		61,862
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	3,100,000	55,552
Intel Corp.	4,300,000	98,341
MEMC Electronic Materials, Inc. (a)	660,000	32,399
		186,292
Software - 1.3%
Microsoft Corp.	2,100,000	57,309
Oracle Corp. (a)	2,200,000	48,246
		105,555
TOTAL INFORMATION TECHNOLOGY		716,380
MATERIALS - 3.0%
Chemicals - 1.8%
Airgas, Inc.	1,900,000	112,556
Sigma Aldrich Corp.	620,000	35,191
		147,747
Containers & Packaging - 0.4%
Aptargroup, Inc.	800,000	32,312
Metals & Mining - 0.8%
Alcoa, Inc.	1,900,000	61,047
TOTAL MATERIALS		241,106
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	6,500,000	$ 207,935
Verizon Communications, Inc.	4,459,100	156,604
		364,539
UTILITIES - 2.6%
Electric Utilities - 2.2%
Entergy Corp.	600,000	62,034
Exelon Corp.	1,100,000	83,556
FirstEnergy Corp.	520,000	37,773
		183,363
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	440,000	29,352
TOTAL UTILITIES		212,715
TOTAL COMMON STOCKS (Cost $7,603,783)		8,049,482
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.5%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. Series P, 7.25%	30,000	19,500
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	466,700	23,212
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,003)		42,712
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 2.31% (b)	19,874,550	19,875
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	185,583,000	185,583
TOTAL MONEY MARKET FUNDS (Cost $205,458)		205,458
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $7,874,244)		8,297,652
NET OTHER ASSETS - (2.0)%		(163,665)
NET ASSETS - 100%		$ 8,133,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 655
Fidelity Securities Lending Cash Central Fund	1,358
Total	$ 2,013
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 32,860	$ -	$ -	$ 540	$ 17,960
Red Robin Gourmet Burgers, Inc.	34,022	-	27,635	-	-
Total	$ 66,882	$ -	$ 27,635	$ 540	$ 17,960
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,297,652	$ 8,254,940	$ 42,712	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,909,753,000. Net unrealized appreciation aggregated $387,899,000, of which $1,068,660,000 related to appreciated investment securities and $680,761,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund
Independence
Class K

August 31, 2008

1.805765.104

FRE-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR	400,000	$ 35,836
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.) (d)	683,400	18,411
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	700,000	20,503
McDonald's Corp.	678,800	42,120
		62,623
Household Durables - 0.5%
Gafisa SA sponsored ADR (d)	674,200	19,336
Newell Rubbermaid, Inc.	900,000	16,290
		35,626
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)(d)	229,400	21,330
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	300,000	5,811
TOTAL CONSUMER DISCRETIONARY		179,637
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	300,000	20,118
Wal-Mart Stores, Inc.	500,000	29,535
		49,653
Food Products - 0.3%
Smithfield Foods, Inc. (a)(d)	500,000	10,055
Tyson Foods, Inc. Class A	500,000	7,260
		17,315
TOTAL CONSUMER STAPLES		66,968
ENERGY - 30.8%
Energy Equipment & Services - 6.4%
Atwood Oceanics, Inc. (a)	1,000,000	40,660
BJ Services Co.	1,300,000	34,905
ENSCO International, Inc.	500,000	33,890
FMC Technologies, Inc. (a)	400,000	21,424
Halliburton Co.	1,300,000	57,122
Nabors Industries Ltd. (a)	1,000,000	35,600
National Oilwell Varco, Inc. (a)	400,000	29,492
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	750,000	$ 70,665
Transocean, Inc. (a)	219,340	27,900
Weatherford International Ltd. (a)	2,016,400	77,793
		429,451
Oil, Gas & Consumable Fuels - 24.4%
Alpha Natural Resources, Inc. (a)	1,100,000	109,010
Apache Corp.	500,000	57,190
Arch Coal, Inc.	1,700,000	92,208
Cabot Oil & Gas Corp.	1,575,200	70,002
Chesapeake Energy Corp.	4,810,400	232,823
Chevron Corp.	200,000	17,264
China Shenhua Energy Co. Ltd. (H Shares)	4,885,000	16,900
EOG Resources, Inc.	900,000	93,978
Exxon Mobil Corp.	1,000,000	80,010
Hess Corp.	1,300,000	136,123
Peabody Energy Corp.	1,900,000	119,605
Petroplus Holdings AG	568,020	26,100
PT Bumi Resources Tbk	20,000,000	12,019
Quicksilver Resources, Inc. (a)	4,367,800	105,657
Range Resources Corp.	1,450,100	67,314
Southwestern Energy Co. (a)	4,200,000	161,154
Ultra Petroleum Corp. (a)	1,883,079	128,332
Valero Energy Corp.	1,788,700	62,175
Walter Industries, Inc.	171,000	16,040
XTO Energy, Inc.	900,000	45,369
		1,649,273
TOTAL ENERGY		2,078,724
FINANCIALS - 5.2%
Capital Markets - 1.0%
Bank of New York Mellon Corp.	1,100,000	38,071
Goldman Sachs Group, Inc.	50,000	8,199
Morgan Stanley	500,000	20,415
		66,685
Commercial Banks - 1.2%
Banco do Brasil SA	1,200,000	17,470
Industrial & Commercial Bank of China	8,700,000	6,031
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Uniao de Bancos Brasileiros SA (Unibanco) GDR	429,100	$ 51,303
Wachovia Corp.	600,000	9,534
		84,338
Diversified Financial Services - 0.6%
Apollo Global Management LLC (e)	1,703,400	23,848
Bank of America Corp.	500,000	15,570
		39,418
Insurance - 0.7%
AMBAC Financial Group, Inc. (d)	4,000,000	28,640
American International Group, Inc.	200,000	4,298
MBIA, Inc. (d)	1,000,000	16,220
		49,158
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	1,762,100	26,361
General Growth Properties, Inc.	1,000,000	25,930
SL Green Realty Corp. (d)	700,000	60,200
		112,491
TOTAL FINANCIALS		352,090
HEALTH CARE - 6.9%
Biotechnology - 1.7%
Biogen Idec, Inc. (a)	400,000	20,372
BioMarin Pharmaceutical, Inc. (a)	500,000	15,070
Celgene Corp. (a)	1,183,300	82,003
		117,445
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	700,000	47,432
Covidien Ltd.	800,000	43,256
		90,688
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	850,000	62,399
Tenet Healthcare Corp. (a)	4,500,000	27,135
UnitedHealth Group, Inc.	1,800,000	54,810
		144,344
Pharmaceuticals - 1.7%
Abbott Laboratories	500,000	28,715
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	1,290,800	$ 17,284
Johnson & Johnson	1,000,000	70,430
		116,429
TOTAL HEALTH CARE		468,906
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	385,700	40,090
Lockheed Martin Corp.	300,000	34,932
Precision Castparts Corp.	400,000	41,304
Raytheon Co.	1,000,000	59,990
The Boeing Co.	400,000	26,224
		202,540
Airlines - 2.7%
Continental Airlines, Inc. Class B (a)	500,000	8,125
Delta Air Lines, Inc. (a)	4,300,000	34,959
Northwest Airlines Corp. (a)	5,900,000	57,702
Southwest Airlines Co.	1,750,000	26,653
UAL Corp.	4,832,418	53,688
		181,127
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	3,424
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	1,575,300	38,705
Alstom SA	400,000	40,863
GrafTech International Ltd. (a)	500,000	10,160
		89,728
Machinery - 1.8%
Caterpillar, Inc.	278,600	19,705
Cummins, Inc.	900,000	58,644
Eaton Corp.	434,800	31,819
John Bean Technologies Corp. (a)	86,400	1,123
SPX Corp.	100,000	11,925
		123,216
Marine - 0.8%
DryShips, Inc. (d)	582,200	42,757
Eagle Bulk Shipping, Inc.	367,300	9,722
		52,479
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.3%
CSX Corp.	300,000	$ 19,404
Norfolk Southern Corp.	900,000	66,177
		85,581
TOTAL INDUSTRIALS		738,095
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	3,668,800	88,235
Juniper Networks, Inc. (a)	500,000	12,850
QUALCOMM, Inc.	2,300,000	121,095
Research In Motion Ltd. (a)	299,700	36,444
Starent Networks Corp. (a)(d)	500,000	6,885
		265,509
Computers & Peripherals - 2.9%
Apple, Inc. (a)	564,200	95,649
International Business Machines Corp.	800,000	97,384
		193,033
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	22,151	10,262
IT Services - 0.6%
MasterCard, Inc. Class A	100,000	24,255
Visa, Inc.	250,000	18,975
		43,230
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	500,000	8,960
Cree, Inc. (a)(d)	400,000	9,324
Entropic Communications, Inc.	626,000	1,252
Intel Corp.	2,000,000	45,740
MEMC Electronic Materials, Inc. (a)	200,000	9,818
		75,094
Software - 1.0%
Nintendo Co. Ltd.	131,700	64,375
TOTAL INFORMATION TECHNOLOGY		651,503
MATERIALS - 29.5%
Chemicals - 14.7%
CF Industries Holdings, Inc.	350,000	53,340
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	1,000,000	$ 73,540
Monsanto Co.	1,690,401	193,128
Potash Corp. of Saskatchewan, Inc.	1,523,900	264,549
Terra Industries, Inc. (d)	600,000	30,150
The Mosaic Co.	3,397,700	362,665
Uralkali JSC GDR (Reg. S)	383,300	16,482
		993,854
Metals & Mining - 14.8%
ArcelorMittal SA (NY Shares) Class A (d)	769,100	60,467
Barrick Gold Corp.	700,000	24,356
BHP Billiton Ltd. sponsored ADR (d)	1,450,000	102,240
Cleveland-Cliffs, Inc.	400,000	40,488
Companhia Vale do Rio Doce sponsored ADR	2,121,400	56,323
Freeport-McMoRan Copper & Gold, Inc. Class B	2,288,100	204,373
Goldcorp, Inc.	2,100,000	71,427
Impala Platinum Holdings Ltd.	1,420,800	40,229
Kinross Gold Corp.	2,350,000	38,726
Newmont Mining Corp.	1,500,000	67,650
Nucor Corp.	1,700,000	89,250
Steel Dynamics, Inc.	2,200,000	54,626
United States Steel Corp.	1,150,000	153,031
		1,003,186
TOTAL MATERIALS		1,997,040
UTILITIES - 0.9%
Gas Utilities - 0.0%
Equitable Resources, Inc.	25,800	1,288
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. (a)	1,257,200	47,321
Multi-Utilities - 0.2%
Sempra Energy	200,000	11,584
TOTAL UTILITIES		60,193
TOTAL COMMON STOCKS (Cost $6,000,555)		6,593,156
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	156,243,185	$ 156,243
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	81,853,500	81,854
TOTAL MONEY MARKET FUNDS (Cost $238,097)		238,097
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,238,652)		6,831,253
NET OTHER ASSETS - (1.0)%		(70,405)
NET ASSETS - 100%		$ 6,760,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,848,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,617
Fidelity Securities Lending Cash Central Fund	1,722
Total	$ 7,339
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

(Amounts in thousands)		Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,831,253	$ 6,766,878	$ 64,375	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,251,291,000. Net unrealized appreciation aggregated $579,962,000, of which $1,016,559,000 related to appreciated investment securities and $436,597,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008